Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 62,075
Property plant and equipment ending	56,498	$ 62,075
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	212,234	215,587
Additions and transfers	10,332	9,393
Changes in asset retirement obligations	(4,805)	(2,165)
Disposals at cost	(3,865)	(4,420)
Assets reclassified to held for sale		(1,664)
Effect of changes in foreign exchange	(14,310)	(4,497)
Property plant and equipment ending	199,586	212,234
Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	212,234
Property plant and equipment ending		212,234
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(150,159)	(147,079)
Assets reclassified to held for sale		1,367
Depreciation	(8,856)	(10,408)
Impairment losses	(286)	(2,962)
Reversal of impairment losses	3,599	1,677
Transfers	(8)	(11)
Accumulated depreciation and impairment disposed assets	2,359	4,118
Effect of changes in foreign exchange	10,264	3,138
Property plant and equipment ending	(143,088)	(150,159)
Machinery, equipment and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	147
Property plant and equipment ending	$ 140	$ 147
Machinery, equipment and transportation equipment [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 1,335	$ 2,806
Additions and transfers	52	39
Changes in asset retirement obligations	0	0
Disposals at cost	(9)	(1,496)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(36)	(13)
Property plant and equipment ending	1,343	1,335
Machinery, equipment and transportation equipment [Member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	1,335
Property plant and equipment ending		1,335
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(1,188)	(2,596)
Assets reclassified to held for sale		0
Depreciation	(52)	(68)
Impairment losses	(8)	(42)
Reversal of impairment losses	4	0
Transfers	(2)	61
Accumulated depreciation and impairment disposed assets	8	1,448
Effect of changes in foreign exchange	34	9
Property plant and equipment ending	(1,203)	(1,188)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	45,595
Property plant and equipment ending	40,493	45,595
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	183,358	183,082
Additions and transfers	9,390	9,439
Changes in asset retirement obligations	(4,756)	(2,125)
Disposals at cost	(3,487)	(1,975)
Assets reclassified to held for sale		(1,010)
Effect of changes in foreign exchange	(12,557)	(4,052)
Property plant and equipment ending	171,948	183,358
Production plants and oil and gas assets [Member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	183,358
Property plant and equipment ending		183,358
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(137,763)	(132,427)
Assets reclassified to held for sale		825
Depreciation	(7,643)	(9,136)
Impairment losses	(187)	(2,092)
Reversal of impairment losses	2,585	1,675
Transfers	(20)	(1,319)
Accumulated depreciation and impairment disposed assets	2,002	1,785
Effect of changes in foreign exchange	9,571	2,926
Property plant and equipment ending	(131,455)	(137,763)
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	555
Property plant and equipment ending	$ 1,522	$ 555
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,481	$ 9,238
Additions and transfers	378	95
Changes in asset retirement obligations	0	0
Disposals at cost	2	(70)
Assets reclassified to held for sale		(563)
Effect of changes in foreign exchange	(576)	(220)
Property plant and equipment ending	8,285	8,481
Refining and manufacturing plants [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	8,481
Property plant and equipment ending		8,481
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(7,926)	(8,005)
Assets reclassified to held for sale		461
Depreciation	(160)	(232)
Impairment losses	(39)	(401)
Reversal of impairment losses	802	0
Transfers	2	0
Accumulated depreciation and impairment disposed assets	(4)	59
Effect of changes in foreign exchange	562	192
Property plant and equipment ending	(6,763)	(7,926)
Buildings and land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	276
Property plant and equipment ending	$ 224	$ 276
Buildings and land [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Buildings and land [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years	10 years
Buildings and land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 596	$ 929
Additions and transfers	6	27
Changes in asset retirement obligations	0	0
Disposals at cost	(20)	(353)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(19)	(6)
Property plant and equipment ending	562	596
Buildings and land [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	596
Property plant and equipment ending		596
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(320)	(524)
Assets reclassified to held for sale		0
Depreciation	(33)	(42)
Impairment losses	0	(21)
Reversal of impairment losses	0	0
Transfers	0	(61)
Accumulated depreciation and impairment disposed assets	5	326
Effect of changes in foreign exchange	9	2
Property plant and equipment ending	(338)	(320)
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	12,270
Property plant and equipment ending	10,679	12,270
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	12,614	13,163
Additions and transfers	(813)	(355)
Changes in asset retirement obligations	(48)	(40)
Disposals at cost	(5)	(25)
Assets reclassified to held for sale		0
Effect of changes in foreign exchange	(934)	(130)
Property plant and equipment ending	10,815	12,614
Assets under development [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	12,614
Property plant and equipment ending		12,614
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(344)	(1,275)
Assets reclassified to held for sale		0
Depreciation	0	0
Impairment losses	(49)	(390)
Reversal of impairment losses	207	0
Transfers	20	1,319
Accumulated depreciation and impairment disposed assets	0	21
Effect of changes in foreign exchange	30	(18)
Property plant and equipment ending	(135)	(344)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	3,231
Property plant and equipment ending	$ 3,439	$ 3,231
Right of use assets [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Right of use assets [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year	1 year
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 5,850	$ 6,370
Additions and transfers	1,319	148
Changes in asset retirement obligations	0	0
Disposals at cost	(347)	(501)
Assets reclassified to held for sale		(91)
Effect of changes in foreign exchange	(188)	(77)
Property plant and equipment ending	6,633	5,850
Right of use assets [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	5,850
Property plant and equipment ending		5,850
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,619)	(2,251)
Assets reclassified to held for sale		82
Depreciation	(969)	(930)
Impairment losses	(4)	(17)
Reversal of impairment losses	0	2
Transfers	(8)	(11)
Accumulated depreciation and impairment disposed assets	347	480
Effect of changes in foreign exchange	59	27
Property plant and equipment ending	$ (3,194)	$ (2,619)